Inverse Dow 2x Strategy Fund Expense Example - Class A and Class C [Member] - Inverse Dow 2x Strategy Fund	Mar. 31, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 358
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,396
Expense Example, with Redemption, 10 Years	2,976
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	648
Expense Example, with Redemption, 3 Years	1,031
Expense Example, with Redemption, 5 Years	1,439
Expense Example, with Redemption, 10 Years	$ 2,574